CONCENTRATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues	$ 2,982,883	$ 7,332,968	$ 5,941,348	$ 14,833,298	$ 20,599,228	$ 12,348,492
Accounts receivable	3,350,910		3,350,910		3,273,141	3,639,030
Accounts payable	2,455,750		2,455,750		2,637,792	2,732,327
Revenue [Member]
Revenues	$ 1,312,630	$ 2,496,117	$ 1,920,980	$ 1,732,012	$ 5,403,707	$ 4,732,132
Concentration risk percentage	43.00%	35.00%	33.00%	12.00%	27.00%	39.00%
Revenue [Member] | Customer A [Member]
Revenues	$ 419,600	$ 871,138	$ 1,053,587	$ 1,732,012	$ 3,235,320	$ 1,796,854
Concentration risk percentage	14.00%	12.00%	18.00%	12.00%	16.00%	15.00%
Revenue [Member] | Customer B [Member]
Revenues	$ 580,436	$ 773,138	$ 867,393		$ 2,168,387	$ 2,935,278
Concentration risk percentage	19.00%	11.00%	15.00%		11.00%	24.00%
Revenue [Member] | Customer C [Member]
Revenues	$ 312,594	$ 851,841
Concentration risk percentage	10.00%	12.00%
Accounts Receivable [Member]
Revenues					$ 648,786	$ 377,715
Accounts receivable	$ 450,086		$ 450,086
Concentration risk percentage	13.00%		9.00%		20.00%	10.00%
Accounts Receivable [Member] | Customer A [Member]
Revenues					$ 648,786	$ 107,414
Accounts receivable	$ 276,004		$ 276,004
Concentration risk percentage	8.00%		8.00%		20.00%	3.00%
Accounts Receivable [Member] | Customer B [Member]
Revenues						$ 270,301
Accounts receivable	$ 29,501		$ 29,501
Concentration risk percentage	1.00%		1.00%			7.00%
Accounts Receivable [Member] | Customer C [Member]
Accounts receivable	$ 144,581		$ 144,581
Concentration risk percentage	4.00%
Purchases [Member]
Revenues	$ 448,321	$ 1,936,992	$ 1,268,845	$ 3,632,646
Total Purchase					$ 4,684,275	$ 5,230,134
Concentration risk percentage	17.00%	32.00%	25.00%	32.00%	28.00%	52.00%
Purchases [Member] | Supplier A [Member]
Revenues	$ 448,321	$ 880,773	$ 743,919	$ 1,464,537
Total Purchase					$ 1,630,684	$ 1,993,512
Concentration risk percentage	17.00%	15.00%	15.00%	13.00%	10.00%	20.00%
Purchases [Member] | Supplier B [Member]
Revenues		$ 1,056,219	$ 524,926	$ 2,168,109
Total Purchase					$ 3,053,591	$ 1,505,387
Concentration risk percentage		17.00%	10.00%	19.00%	18.00%	15.00%
Purchases [Member] | Supplier C [Member]
Total Purchase						$ 1,731,235
Concentration risk percentage						17.00%
Accounts Payable [Member]
Revenues
Accounts payable	293,821	$ 126,261	$ 293,821	$ 126,261	$ 218,709
Concentration risk percentage		4.00%	12.00%	4.00%	8.00%
Accounts Payable [Member] | Supplier A [Member]
Revenues
Accounts payable
Concentration risk percentage
Accounts Payable [Member] | Supplier B [Member]
Accounts payable	$ 293,821	$ 126,261	$ 293,821	$ 126,261	$ 218,709
Concentration risk percentage		4.00%	12.00%	4.00%	8.00%
Accounts Payable [Member] | Supplier C [Member]
Accounts payable
Concentration risk percentage